ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2017
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

17. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning balance	54,644	65,193	61,139
Warranty provision	15,876	9,817	19,793
Warranty costs incurred	(3,872)	(13,663)	(26,552)
Foreign exchange effect	(1,455)	(208)	1,279

Ending balance	65,193	61,139	55,659